Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Options outstanding (in shares)	0	100	200
Average number of outstanding awards of unvested shares (in shares)	1,000	900	900
Net income, basic	$ 162,668	$ 147,217	$ 177,075
Net income, diluted	$ 162,668	$ 147,217	$ 177,075
Basic Earnings Per Share
Basic Earnings Per Share (in dollars per share)	$ 3.28	$ 2.91	$ 3.33
Diluted Earnings Per Share
Diluted Earnings Per Share (in dollars per share)	$ 3.26	$ 2.90	$ 3.30
Voting Common Stock
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	50,145	51,128	54,338
Weighted average number of common shares held as treasury stock (in shares)	(619)	(619)	(1,166)
Weighted average number of participating shares (in shares)	49,526	50,509	53,172
Basic Earnings Per Share (in dollars per share)	$ 3.28	$ 2.91	$ 3.33
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	49,526	50,509	53,172
Net dilution impact related to options to purchase common shares (in shares)	0	55	118
Net dilution impact related to awards of unvested common shares (in shares)	349	286	369
Weighted average number of diluted common shares (in shares)	49,875	50,850	53,659
Diluted Earnings Per Share (in dollars per share)	$ 3.26	$ 2.90	$ 3.30